Disclosures About Fair Value of Assets and Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	$ 2,227	$ 5,575
Impaired loans [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired loans [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired loans [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	2,227	5,575
Mortgage Servicing Rights [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	3,755	2,820
Mortgage Servicing Rights [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Mortgage Servicing Rights [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Mortgage Servicing Rights [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	3,755	2,820
Foreclosed Assets [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	950	877
Foreclosed Assets [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Foreclosed Assets [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Foreclosed Assets [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	950	877
Impaired Software [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring		159
Impaired Software [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired Software [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired Software [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring		$ 159